LONG LIVED ASSETS Non-cash activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncash activity [Abstract]
Capital Expenditures Incurred but Not yet Paid	$ 89.5	$ 78.7	$ 32.8